UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

FORM N-Q

MARCH 31, 2016

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 74.7%
Australia - 8.8%
New South Wales Treasury Corp., Senior Notes	5.000%	8/20/24	3,940,000	AUD	$3,573,954
Queensland Treasury Corp., Senior Bonds	4.750%	7/21/25	3,200,000	AUD	2,820,166	(a)
Queensland Treasury Corp., Senior Bonds	3.250%	7/21/26	3,700,000	AUD	2,896,038	(a)
Queensland Treasury Corp., Senior Notes	6.000%	7/21/22	2,160,000	AUD	1,984,785	(a)

Total Australia					11,274,943

Brazil - 4.3%
Federative Republic of Brazil, Notes	10.000%	1/1/23	2,615,000	BRL	618,098
Federative Republic of Brazil, Notes	10.000%	1/1/25	20,545,000	BRL	4,634,263
Federative Republic of Brazil, Notes	10.000%	1/1/27	1,350,000	BRL	300,037

Total Brazil					5,552,398

Colombia - 2.0%
Republic of Colombia, Senior Bonds	5.000%	6/15/45	2,795,000		2,613,325

Hungary - 3.7%
Republic of Hungary, Bonds	6.000%	11/24/23	550,000,000	HUF	2,463,321
Republic of Hungary, Bonds	5.500%	6/24/25	530,000,000	HUF	2,349,940

Total Hungary					4,813,261

Indonesia - 4.3%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	8,700,000,000	IDR	681,762
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	36,900,000,000	IDR	2,952,974
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	23,700,000,000	IDR	1,837,703

Total Indonesia					5,472,439

Italy - 7.1%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	5.000%	8/1/39	5,320,000	EUR	9,174,290	(a)

Malaysia - 5.4%
Federation of Malaysia, Senior Bonds	3.659%	10/15/20	5,505,000	MYR	1,425,345
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	5,290,000	MYR	1,383,933
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	16,545,000	MYR	4,168,708

Total Malaysia					6,977,986

Mexico - 12.9%
United Mexican States, Senior Bonds	8.500%	5/31/29	74,000,000	MXN	5,135,346
United Mexican States, Senior Bonds	8.500%	11/18/38	62,000,000	MXN	4,356,445
United Mexican States, Senior Bonds	7.750%	11/13/42	110,000,000	MXN	7,186,318

Total Mexico					16,678,109

New Zealand - 3.7%
Government of New Zealand, Senior Bonds	5.500%	4/15/23	5,810,000	NZD	4,782,426	(a)

Poland - 3.5%
Republic of Poland, Bonds	4.000%	10/25/23	10,310,000	PLN	3,045,169
Republic of Poland, Bonds	3.250%	7/25/25	5,215,000	PLN	1,458,768

Total Poland					4,503,937

Portugal - 2.9%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.100%	4/15/37	3,120,000	EUR	3,769,653	(a)

South Africa - 3.0%
Republic of South Africa, Bonds	6.750%	3/31/21	15,590,000	ZAR	974,655
Republic of South Africa, Bonds	6.500%	2/28/41	47,795,000	ZAR	2,244,888
Republic of South Africa, Bonds	8.750%	2/28/48	11,070,000	ZAR	666,821

Total South Africa					3,886,364

See Notes to Schedule of Investments.

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Spain - 1.6%
Kingdom of Spain, Senior Bonds	5.150%	10/31/44	1,210,000	EUR	$2,091,779	(a)

United Kingdom - 11.5%
United Kingdom Gilt, Bonds	3.250%	1/22/44	8,600,000	GBP	14,794,770	(a)

TOTAL SOVEREIGN BONDS (Cost - $102,321,239)					96,385,680

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%
TDA CAM Fondo de Titulizacion de Activos, 2008 A (Cost - $3,510,999)	0.026%	2/26/49	2,917,232	EUR	3,077,648	(a)(b)

CORPORATE BONDS & NOTES - 19.6%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	645,000		655,523
Shell International Finance BV, Senior Notes	4.550%	8/12/43	240,000		249,752

TOTAL ENERGY					905,275

FINANCIALS - 18.9%
Banks - 12.5%
Commonwealth Bank of Australia, Senior Notes	0.904%	9/8/17	2,845,000		2,836,388	(b)(c)
Corporacion Andina de Fomento, Senior Notes	1.168%	1/29/18	3,545,000		3,534,362	(b)
Export-Import Bank of Korea, Senior Notes	1.243%	8/14/17	5,735,000		5,726,598	(b)
Nederlandse Waterschapsbank NV, Senior Notes	0.848%	2/14/18	1,880,000		1,878,552	(b)(c)
Shinhan Bank, Senior Notes	1.270%	4/8/17	2,195,000		2,192,432	(b)(c)

Total Banks					16,168,332

Capital Markets - 1.8%
Macquarie Bank Ltd., Senior Notes	1.249%	10/27/17	2,290,000		2,281,275	(b)(c)

Diversified Financial Services - 4.6%
European Investment Bank, Senior Notes	1.125%	9/15/17	5,990,000		6,013,325

TOTAL FINANCIALS					24,462,932

TOTAL CORPORATE BONDS & NOTES (Cost - $25,366,192)					25,368,207

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $131,198,430)					124,831,535

			SHARES
SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $1,255,340)	0.447%		1,255,340		1,255,340

TOTAL INVESTMENTS - 97.7% (Cost - $132,453,770#)					126,086,875
Other Assets in Excess of Liabilities - 2.3%					2,954,030

TOTAL NET ASSETS - 100.0%					$129,040,905

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW International Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$96,385,680	—	$96,385,680
Collateralized Mortgage Obligations	—	3,077,648	—	3,077,648
Corporate Bonds & Notes	—	25,368,207	—	25,368,207

Total Long-Term Investments	—	$124,831,535	—	$124,831,535

Short-Term Investments†	$1,255,340	—	—	1,255,340

Total Investments	$1,255,340	$124,831,535	—	$126,086,875

Other Financial Instruments:
Forward Foreign Currency Contracts	—	2,682,110	—	2,682,110

Total	$1,255,340	$127,513,645	—	$128,768,985

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$1,063,163	—	$1,063,163

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,221,561
Gross unrealized depreciation	(10,588,456)

Net unrealized depreciation	$(6,366,895)

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	92,200,000	USD	10,480,488	HSBC Bank USA, N.A.	4/20/16	$661,202
USD	195,275	NOK	1,700,000	HSBC Bank USA, N.A.	4/20/16	(10,158)
USD	4,722,408	NOK	40,700,000	JPMorgan Chase & Co.	4/20/16	(195,887)
USD	4,073,809	SEK	34,500,000	Barclays Bank PLC	4/21/16	(178,424)
SEK	34,500,000	USD	4,024,966	HSBC Bank USA, N.A.	4/21/16	227,267
EUR	6,040,000	USD	6,778,390	Citibank, N.A.	5/11/16	102,132

Notes to Schedule of Investments (unaudited) (continued)

USD	5,099,904	EUR	4,660,000	Citibank, N.A.	5/11/16	(208,578)
EUR	250,000	USD	272,628	Goldman Sachs Bank USA	5/11/16	12,162
USD	3,677,951	EUR	3,330,000	Goldman Sachs Bank USA	5/11/16	(115,449)
EUR	150,000	USD	163,006	HSBC Bank USA, N.A.	5/11/16	7,867
USD	2,990,605	SEK	25,300,000	Barclays Bank PLC	5/19/16	(130,778)
SEK	104,900,000	USD	12,303,542	HSBC Bank USA, N.A.	5/19/16	638,476
USD	372,116	SEK	3,200,000	HSBC Bank USA, N.A.	5/19/16	(22,684)
CLP	4,690,000,000	USD	6,436,561	HSBC Bank USA, N.A.	5/27/16	531,881
JPY	770,000,000	USD	6,834,299	Citibank, N.A.	6/3/16	18,409
USD	5,122,182	JPY	580,000,000	Citibank, N.A.	6/3/16	(39,599)
USD	266,226	JPY	30,000,000	Goldman Sachs Bank USA	6/3/16	(762)
GBP	7,200,000	USD	10,140,516	Barclays Bank PLC	6/7/16	202,335
USD	13,555,195	GBP	9,540,000	HSBC Bank USA, N.A.	6/7/16	(149,083)
CLP	1,623,000,000	USD	2,239,702	HSBC Bank USA, N.A.	6/13/16	168,173
USD	302,594	CLP	210,000,000	HSBC Bank USA, N.A.	6/13/16	(8,961)
INR	410,000,000	USD	5,999,239	Barclays Bank PLC	6/15/16	112,206
USD	444,379	INR	30,000,000	Barclays Bank PLC	6/15/16	(2,800)

Total						$1,618,947

Abbreviations used in this table:

CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016